Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Deferred Income Taxes
C.	Deferred income taxes (U.S. dollars in thousands):

	December 31
	2025	2024
Deferred tax assets
Tax loss carryforward*	22,489	20,107
Research and development	661	580
Employee and payroll accrued expenses	32	33
Operating lease liabilities	212	128
Other	539	166
Total gross deferred tax assets	23,933	21,014
Deferred tax liabilities:
Operating lease assets	207	128
Total deferred tax assets, net	23,726	20,886
Less - valuation allowance	(23,726)	(20,886)
Net deferred tax assets	-	-

*	Including capital loss carried forward.

Schedule of Roll Forward of Valuation Allowance
F.	Roll forward of valuation allowance (U.S. dollars in thousands):

Balance as of December 31, 2023	(18,767)
Additions	(2,119)
Balance as of December 31, 2024	(20,886)
Additions	(2,840)
Balance as of December 31, 2025	(23,726)